Commitments and Contingencies - Additional Information (Details) - East China Normal University Education Development Foundation ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥) Tranche	Feb. 28, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Apr. 30, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Apr. 30, 2017 CNY (¥)
Other Commitments [Line Items]
Funding commitments	¥ 100,000
Funding commitments recorded as accrued expenses	¥ 45,000	$ 7,133		¥ 45,000	$ 7,133
Funding commitments obligation period	5 years
Number of tranches for funding commitments fund | Tranche	5
First Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses								¥ 10,000
Second Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses							¥ 15,000
Third Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses						¥ 20,000
Fourth Tranche
Other Commitments [Line Items]
Funding commitments recorded as accrued expenses			¥ 10,000